Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 22,437	$ 35,414
Liabilities
Convertible note payable, net of discounts	153,024	41,815
Notes payable, related parties
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	22,437	35,414
Total assets	22,437	35,414
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities	22,437	35,414
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	153,024	41,815
Notes payable, related parties	30,000	30,000
Total liabilities	183,024	71,815
Net assets and liabilities	(183,024)	(71,815)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities